STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																					12 Months Ended
	Dec. 21, 2021	Dec. 06, 2021	Nov. 22, 2021	Nov. 10, 2021	Oct. 28, 2021	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 20, 2021	Jul. 08, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 25, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Jan. 25, 2021	Jul. 30, 2020	Feb. 19, 2020	Aug. 08, 2019	Mar. 09, 2019	Jan. 02, 2016	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2021	Apr. 27, 2021	Feb. 02, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		1,479,728																					1,479,728					786,280	1,479,728	70,786		9,941,623
Issuance of common stock in connection with warrant exercise		1,479,728																					1,479,728						1,479,728
Stock issued during period, value		$ 88,784																					$ 88,784						$ 88,784
Issuance of common stock in connection with cashless exercise																												2,000,000		200,000		10,000,000
Fair value of warrants																											$ 3,359,716											$ 2,599,066
Debt Instrument, Increase, Accrued Interest																																					$ 53,671	$ 36,562
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued												3,000,000
Share price												$ 0.0807
Stock issued during period, value												$ 242,100
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																					$ 0.001	$ 0.001
Issuance of common stock in connection with cashless exercise																																						10,000,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																					0.056	$ 0.056
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																					0.04	0.04
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																					0.06	0.06
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share																																					$ 0.08	$ 0.06
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 0.116
Options to purchase shares																		500,000
Fair value of options																		$ 46,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																		500,000
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																		Jul. 08, 2025
Share based compensation, expense																																					$ 100,941
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																																								Oct. 01, 2026
Share based compensation, expense																																					217,715
Common Stock Warrants And Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant expiration date																																									May 29, 2026
Share based compensation, expense																																					85
Common Stock Warrants And Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																				$ 0.001
Warrants to purchase up share																																				6,000,000
Warrant expiration date																																				May 29, 2026
Share based compensation, expense																																					85
Fair value of warrants																																				$ 142,526
Common Stock Warrants And Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																															$ 0.134
Options to purchase shares																															2,500,000
Fair value of options																															$ 310,165
Share based compensation, expense																																					115,660
Common stock warrants and options, description																															Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years.
Common Stock Warrants And Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																	$ 0.115
Options to purchase shares																																	6,000,000
Fair value of options																																	$ 626,047
Share based compensation, expense																																					77,988
Options description																																	Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Common Stock Warrants And Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																	$ 0.115
Options to purchase shares																																	1,340,000
Fair value of options																																	$ 133,063
Share based compensation, expense																																					31,805
Options description																																	Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Options, cancelled, Intrinsic Value																																					$ 20,853
Options expirations in Period, shares																																					800,000
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																		$ 0.2299
Options to purchase shares																																		2,000,000
Fair value of options																																		$ 291,842
Share based compensation, expense																																					$ 51,816
Options description																																		Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Common Stock Warrants And Options Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																		$ 0.2299
Options to purchase shares																																		125,000
Fair value of options																																		$ 18,240
Share based compensation, expense																																						$ 9,133
Options description																																		Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Warrant Expense																													12,751
Common Stock Warrants And Options Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																																		$ 0.2299
Options to purchase shares																																		125,000
Fair value of options																																		$ 19,525
Share based compensation, expense																																						$ 6,520
Options description																																		Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Warrant Expense																													$ 9,103
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 0.0785
Options to purchase shares					750,000
Debt Conversion, Converted Instrument, Shares Issued	5,874,062	5,175,822	3,561,885	3,528,221		3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269		2,284,808	3,454,203	2,277,273	3,101,546	1,664,823		2,343,919	2,422,195	1,664,823	2,431,506		2,058,686	2,063,391	836,574
Debt Conversion, Converted Instrument, Amount	$ 250,000	$ 250,000	$ 200,000	$ 200,000		$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000		$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000		$ 200,000	$ 200,000	$ 100,000	$ 200,000		$ 250,000	$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 35,479	$ 1,027	$ 1,603	$ 5,342		$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521		$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822		$ 7,671	$ 10,247	$ 60,822	$ 25,644		3,630	$ 3,178	$ 1,644
Fair value of shares issued																								$ 338,654
Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																													1,479,728
Warrant exercise price per share																													$ 0.06						$ 0.06
Warrant expiration date																													Mar. 08, 2021						Mar. 08, 2021
Purchase Agreement [Member] | Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																													1,479,728
Warrant exercise price per share																													$ 0.06						$ 0.06
Warrant expiration date																													May 08, 2021						Mar. 08, 2022
Purchase Agreement [Member] | Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																													1,479,728
Warrant exercise price per share																													$ 0.06						$ 0.08
Warrant expiration date																													Jul. 08, 2021						Mar. 08, 2022				Dec. 08, 2021
Purchase Agreement [Member] | Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																													1,479,728
Warrant exercise price per share																													$ 0.06						$ 0.08
Warrant expiration date																													Sep. 08, 2021						Mar. 08, 2023
Purchase Agreement [Member] | Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																													1,479,727
Warrant exercise price per share																													$ 0.06
Warrant expiration date																													Nov. 08, 2021
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																			14,797,278
Share price																																			$ 0.06758
Proceeds from issuance of common stock																																			$ 1,000,000
Purchase Agreement [Member] | Investor [Member] | Class A Common Stock And Two Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																			14,797,278
Purchase Agreement [Member] | Investor [Member] | 6 Cent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																			14,797,278
Warrant exercise price per share																																			$ 0.06
Purchase Agreement [Member] | Investor [Member] | 8 Cent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase up share																																			7,398,639
Warrant exercise price per share																																			$ 0.08